Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total	$ 402,609,383	$ 367,526,274
Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	81,255,167	77,979,909
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	56,761,695	50,667,894
Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	26,777,893	16,279,177
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	237,814,628	222,599,294
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	307,103,269	259,122,388
Pass [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	73,225,237	70,503,057
Pass [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	52,249,017	46,818,650
Pass [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	23,396,550	14,731,698
Pass [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	158,232,465	127,068,983
Caution [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	60,079,686	76,186,296
Caution [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	2,352,536	665,235
Caution [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	1,862,340	2,591,860
Caution [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	2,066,749	1,002,170
Caution [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	53,798,061	71,927,031
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	23,764,910	19,293,084
Special Mention [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	1,384,222	1,082,928
Special Mention [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	344,361	6,357
Special Mention [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	767,048	50,081
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	21,269,279	18,153,718
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	11,661,518	12,924,506
Substandard [Member] | Residential Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	4,293,172	5,728,689
Substandard [Member] | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total	2,305,977	1,251,027
Substandard [Member] | Commercial Business
Financing Receivable, Recorded Investment [Line Items]
Total	547,546	495,228
Substandard [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total	$ 4,514,823	$ 5,449,562